                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/00
                                              -------------

Check here if Amendment [ ]; Amendment Number:_______
  This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name: Menno Insurance Service d/b/a MMA Capital Management
      ----------------------------------------------------

Address: 1110 North Main Street
        -------------------------------------------
         Goshen
        -------------------------------------------
         Indiana 46528
        -------------------------------------------

Form 13F File Number: 28-6938
                     ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Howard L. Brenneman
     -----------------------------------------------
Title: President
      ----------------------------------------------
Phone: 219/533-9511
      ----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Howard L. Brenneman      Goshen, IN            11/1/00
------------------------    -------------         ---------
     [Signature]            [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           -0-
                                   ----------------------

Form 13F Information Table Entry Total:   210,977,966.34
                                        -----------------

Form 13F Information Table Value Total:  $211,821,213
                                       ------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     _______        28-______________                 ___________________

     [Repeat as necessary.]

MENNO INSURANCE SERVICE

ISSUER                             TITLE OF CLASS     CUSIP     MARKET VALUE    SHARES    INVESTMENT DISCRETION    VOTING  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                             Common        001957109    2023027.06      68869    Sole                     Sole      68869
Agilent Technologies Inc              Common        00846U101     839629.17      17157    Sole                     Sole      17157
Air Products & Chemicals Inc          Common        009158106       1380600      38350    Sole                     Sole      38350
Albertson's Inc                       Common        013104104       3082800     146800    Sole                     Sole     146800
Allstate Corp                         Common        020002101       5782400     166400    Sole                     Sole     166400
Altera Corporation                    Common        021441100       1824050      38200    Sole                     Sole      38200
Alza Corp                             Common        022615108     5183512.5      59925    Sole                     Sole      59925
American International Group          Common        026874107     3597868.8      37600    Sole                     Sole      37600
Anadarko Petroleum Corp               Common        032511107     4623954.5      69575    Sole                     Sole      69575
Applied Materials                     Common        038222105    1039460.33      17525    Sole                     Sole      17525
BP Amoco PLC                          Common        055622104       4860736      91712    Sole                     Sole      91712
Bank of America Corp                  Common        060505104    2901313.18      55395    Sole                     Sole      55395
Bank One Corp                         Common        06423A103    3066050.84      80552    Sole                     Sole      80552
Biomet Inc                            Common        090613100       3653125     104375    Sole                     Sole     104375
Bristol-Myers Squibb Co               Common        110122108       1503165      26142    Sole                     Sole      26142
Broadwing Inc                         Common        111620100    3780767.73     147900    Sole                     Sole     147900
Chubb Corp                            Common        171232101       4508147      56975    Sole                     Sole      56975
Cisco Systems Inc                     Common        17275R102    6621436.25     119845    Sole                     Sole     119845
Citigroup Inc                         Common        172967101     2292865.9      42411    Sole                     Sole      42411
Compaq Computer Corp                  Common        204493100       2242880      81500    Sole                     Sole      81500
Dollar General Corp                   Common        256669102     2087653.1     124636    Sole                     Sole     124636
Duke-Weeks Realty Corp                Common        264411505        366700      15200    Sole                     Sole      15200
EMC Corp / Mass                       Common        268648102     3642197.5      36605    Sole                     Sole      36605
Ensco International                   Common        26874Q100    2336118.75      61075    Sole                     Sole      61075
El Paso Energy Corp Delaware          Common        283905107    2742312.52      44500    Sole                     Sole      44500
Electronics for Imaging, Inc.         Common        286082102       1941725      76900    Sole                     Sole      76900
Emerson Electric Co                   Common        291011104       3423700      51100    Sole                     Sole      51100
Fastenal Company                      Common        311900104    2189750.02      38000    Sole                     Sole      38000

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Tuesday, October 31, 2000                                            Page 1 of 3

ISSUER                             TITLE OF CLASS     CUSIP     MARKET VALUE    SHARES    INVESTMENT DISCRETION    VOTING  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Assn        Common        313586109     5589512.5      78175    Sole                     Sole      78175
Fifth Third Bancorp                   Common        316773100    2431109.38      45125    Sole                     Sole      45125
First Data Corp                       Common        319963104    1809593.51      46325    Sole                     Sole      46325
Gannett Co                            Common        364730101       1397875      26375    Sole                     Sole      26375
Gillette Company                      Common        375766102    1955931.28      63350    Sole                     Sole      63350
Hewlett Packard Co                    Common        428236103       4446000      45600    Sole                     Sole      45600
Home Depot Inc                        Common        437076102      963048.1      18192    Sole                     Sole      18192
Intel Corp                            Common        458140100    4902979.45     117965    Sole                     Sole     117965
Ionics Inc                            Common        462218108     1323537.3      62100    Sole                     Sole      62100
JDS Uniphase                          Common        46612J101     2405075.2      25400    Sole                     Sole      25400
Johnson & Johnson                     Common        478160104    3004137.24      31980    Sole                     Sole      31980
Kimberly-Clark Corp                   Common        494368103    3020878.66      54125    Sole                     Sole      54125
Lowe's Companies                      Common        548661107    2626533.81      58530    Sole                     Sole      58530
Masco Corp                            Common        574599106    2370496.95     127275    Sole                     Sole     127275
Merck & Co Inc                        Common        589331107    3338097.67      44844    Sole                     Sole      44844
Microsoft Corp                        Common        594918104    5272864.31      87425    Sole                     Sole      87425
Minnesota Mining & Mfg Co             Common        604059105    2056691.29      22570    Sole                     Sole      22570
Newell Rubbermaid, Inc                Common        651229106    1431743.68      62760    Sole                     Sole      62760
Norfolk Southern Corp                 Common        655844108        672750      46000    Sole                     Sole      46000
Nortel Networks Corp                  Common        656568102       3022600      50800    Sole                     Sole      50800
Pepsico Inc                           Common        713448108       5797150     126025    Sole                     Sole     126025
Petroleum Geo-Services                Common        716597109       2884200     167200    Sole                     Sole     167200
Pfizer Inc                            Common        717081103    6133197.12     136536    Sole                     Sole     136536
Pitney Bowes Inc                      Common        724479100     4359870.9     110550    Sole                     Sole     110550
Procter & Gamble Co                   Common        742718109       3820675      57025    Sole                     Sole      57025
Qualcomm Inc                          Common        747525103     575343.75       8075    Sole                     Sole       8075
R & B Falcon Corp                     Common        74912E101    4727514.72     169975    Sole                     Sole     169975
SBC Communications Inc                Common        78387G103    4154138.74      83291    Sole                     Sole      83291
St Jude Medical Inc                   Common        790849103       3645225      71475    Sole                     Sole      71475
Sara Lee Corp                         Common        803111103    2137435.44     105225    Sole                     Sole     105225


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Tuesday, October 31, 2000                                            Page 2 of 3

ISSUER                             TITLE OF CLASS     CUSIP     MARKET VALUE    SHARES    INVESTMENT DISCRETION    VOTING  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------

Scientific-Atlanta Inc                Common        808655104     1733781.4      27250    Sole                     Sole      27250
Sigma Aldrich Corp                    Common        826552101       1224300      37100    Sole                     Sole      37100
Sonoco Products                       Common        835495102     190275.72      10534    Sole                     Sole      10534
Sun Microsystems Inc                  Common        866810104       1949725      16700    Sole                     Sole      16700
Target Corp                           Common        87612E106    3344703.26     130525    Sole                     Sole     130525
Tellabs, Inc                          Common        879664100     3402187.5      71250    Sole                     Sole      71250
Texas Instruments Inc                 Common        882508104    2427968.75      51250    Sole                     Sole      51250
Thomas & Betts Corp                   Common        884315102     1661841.4      95300    Sole                     Sole      95300
Wabash National Corp                  Common        929566107     2257491.6     245700    Sole                     Sole     245700
Wal Mart Stores                       Common        931142103     927368.75      19270    Sole                     Sole      19270
Wells Fargo Company                   Common        949746101    4197584.75      91375    Sole                     Sole      91375
Willamette Industries                 Common        969133107       2415700      86275    Sole                     Sole      86275
Williams Companies Inc                Common        969457100       4985500     118000    Sole                     Sole     118000
WorldCom Inc                          Common        98157D106    2958586.06      97402    Sole                     Sole      97402
Xerox Corp                            Common        984121103       1486800      99120    Sole                     Sole      99120
Aggregate Total                                                 211821213.5    5295833

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Tuesday, October 31, 2000                                            Page 3 of 3

FMV OF ALL LISTED SECURITIES

SumOfFair Market Value
----------------------
        210,977,966.34


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Tuesday, October 31, 2000                                            Page 1 of 1